SCHEDULE OF RSU’S TRANSACTIONS (Details) - Restricted share units [member] - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Number of RSU's, beginning balance	110,667	588,834
Number of RSU's, granted	420,000	326,000
Number of RSU's, Expiry	(6,000)	(40,166)
Number of RSU's, Exercise	(20,000)	(764,001)
Number of RSU's, ending balance	504,667	110,667